RECEIVABLES (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
RECEIVABLES [abstract]
Accounts receivable more than 90 days past due	$ 40,911	$ 6,000